Related Party Transactions - Disclosure of Information About Key Management Personnel (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Key management personnel compensation, short-term employee benefits	$ 3,961,649	$ 4,101,441
Key management personnel compensation, share-based payment	12,377,331	8,830,606
Remuneration attributed to key management personnel	$ 16,338,980	$ 12,932,047